Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 204,236	£ 211,128
Financial assets at fair value through other comprehensive income	51,423	45,084
Loans and advances at amortised cost	146,201	155,204
Debt securities at amortised cost	39,046	27,303
Other assets	4,701	4,209
Total
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,099	2,406
Financial assets at fair value through other comprehensive income	838	423
Loans and advances at amortised cost	34,162	30,528
Debt securities at amortised cost	9,217	6,314
Other assets	130	65
Total on-balance sheet exposures	45,446	39,736
Total off-balance sheet notional amounts	24,528	21,454
Maximum exposure to loss	69,974	61,190
Total assets of the entity	279,984	284,803
Total | Barclays Bank Group owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	907	2,284
Financial assets at fair value through other comprehensive income	0	0
Debt securities at amortised cost	0	0
Other assets	0	0
Total on-balance sheet exposures	907	2,284
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	907	2,284
Total assets of the entity	1,869	8,690
Total | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	34,162	30,528
Total | Financial assets at amortised cost | Barclays Bank Group owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0	0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Debt securities at amortised cost	0	0
Other assets	38	32
Total on-balance sheet exposures	8,941	8,713
Total off-balance sheet notional amounts	11,947	10,552
Maximum exposure to loss	20,888	19,265
Total assets of the entity	35,439	66,504
Multi-seller conduit programme | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	8,903	8,681
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3	9
Financial assets at fair value through other comprehensive income	638	220
Debt securities at amortised cost	0	0
Other assets	88	33
Total on-balance sheet exposures	25,988	22,109
Total off-balance sheet notional amounts	12,581	10,902
Maximum exposure to loss	38,569	33,011
Total assets of the entity	160,438	154,501
Lending | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	25,259	21,847
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,096	2,397
Financial assets at fair value through other comprehensive income	200	203
Debt securities at amortised cost	9,217	6,314
Other assets	4	0
Total on-balance sheet exposures	10,517	8,914
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	10,517	8,914
Total assets of the entity	84,107	63,798
Other | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	£ 0	£ 0